Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
France - 2.3%
Entertainment - 2.3% (d)
Atari SA (b)	1,658,681	$720,355
Ubisoft Entertainment SA (b)	28,564	2,751,122
Total Entertainment		3,471,477

Italy - 0.6%
Entertainment - 0.6% (d)
Digital Bros SpA	36,410	960,768

Japan - 16.9%
Distributors - 0.5%
Happinet Corp.	54,170	822,610
Entertainment - 13.0% (d)
Aeria, Inc. (a)	165,455	695,438
Aiming, Inc. (a)(b)	168,271	681,200
Capcom Co., Ltd.	48,178	3,126,169
COLOPL, Inc.	45,939	454,696
DeNa Co., Ltd.	22,504	400,802
Gumi, Inc.	86,058	682,597
GungHo Online Entertainment, Inc. (b)	16,330	365,015
KLab, Inc. (b)	75,107	652,472
Koei Tecmo Holdings Co., Ltd.	7,659	467,306
Konami Holdings Corp.	49,385	2,774,035
Marvelous, Inc.	47,607	408,040
Nexon Co., Ltd.	90,512	2,787,547
Nintendo Co., Ltd.	4,908	3,129,085
Square Enix Holdings Co., Ltd.	44,742	2,712,556
Total Entertainment		19,336,958
Household Durables - 1.1%
Sony Corp. - ADR (a)(b)	17,573	1,776,631
Interactive Media & Services - 1.7%
Gree, Inc.	470,291	2,755,566
Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	4,613	398,776
Sega Sammy Holdings, Inc.	29,886	470,917
Total Leisure Products		869,693
Total Japan		25,561,458

Norway - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nordic Semiconductor ASA (b)	28,532	459,214

Poland - 1.1%
Entertainment - 1.1% (d)
CD Projekt SA (b)	23,243	1,709,145

Republic of Korea - 17.3%
Entertainment - 16.7% (d)
Actoz Soft Co., Ltd. (b)	67,078	583,529
Com2uS Corp.	19,240	2,821,442
Gravity Co., Ltd. - ADR (b)	14,886	2,690,496
NCSoft Corp.	3,306	2,833,366
Neowiz (b)	37,050	765,693
Netmarble Corp. (b)	22,333	2,703,479
Nexon GT Co., Ltd. (b)	60,935	740,442
NHN Corp. (b)	39,772	2,731,282
Pearl Abyss Corp. (b)	12,173	2,916,903
Webzen, Inc. (b)	81,212	2,586,703
WeMade Entertainment Co., Ltd.	68,637	2,432,592
Wysiwyg Studios Co., Ltd. (b)	187,335	1,089,899
Total Entertainment		24,895,826

Hotels, Restaurants & Leisure - 0.5%
ME2ON Co., Ltd. (b)	134,156	760,748
Interactive Media & Services - 0.3%
AfreecaTV Co., Ltd.	8,041	447,833
Total Republic of Korea		26,104,407

Sweden - 7.8%
Entertainment - 6.9% (d)
Embracer Group AB (b)	133,688	3,194,498
G5 Entertainment AB	17,493	860,660
Modern Times Group MTG - Class B (b)	27,856	496,679
Paradox Interactive AB	90,728	2,822,982
Stillfront Group AB (b)	248,950	3,025,791
Total Entertainment		10,400,610
Hotels, Restaurants & Leisure - 0.6%
LeoVegas AB	195,338	828,589
Technology Hardware, Storage & Peripherals - 0.3%
Tobii AB (b)	61,514	423,172
Total Sweden		11,652,371

Switzerland - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA - ADR (a)	4,812	467,678

Taiwan, Province of China - 4.6%
Entertainment - 1.1% (d)
Gamania Digital Entertainment Co., Ltd.	320,363	796,974
Softstar Entertainment, Inc.	324,036	859,161
Total Entertainment		1,656,135
Technology Hardware, Storage & Peripherals - 3.5%
Acer, Inc.	499,992	420,842
Asustek Computer, Inc.	47,975	427,708
HTC Corp. (b)	1,466,165	1,604,547
Micro-Star International Co., Ltd.	590,574	2,784,934
Total Technology Hardware, Storage & Peripherals		5,238,031
Total Taiwan, Province of China		6,894,166

United Kingdom - 8.6%
Entertainment - 6.4% (d)
Codemasters Group Holdings PLC (b)	388,935	3,478,427
Frontier Developments PLC (b)	57,832	2,435,831
Sumo Group PLC (b)	250,652	1,148,270
Team17 Group PLC (b)	231,938	2,512,033
Total Entertainment		9,574,561
IT Services - 2.2%
Keywords Studios PLC (b)	85,016	3,325,025
Total United Kingdom		12,899,586

United States - 39.3%
Entertainment - 20.9% (d)
Activision Blizzard, Inc.	33,738	3,132,573
Bilibili, Inc. - ADR (a)(b)	42,647	3,655,700
DouYu International Holdings, Ltd. - ADR (b)	218,422	2,415,747
Electronic Arts, Inc.	20,706	2,973,382
Glu Mobile, Inc. (b)	277,183	2,497,419
HUYA, Inc. - ADR (a)(b)	21,490	428,296
iDreamSky Technology Holdings, Ltd. (b)	2,427,293	1,283,710
IGG, Inc.	2,562,617	2,684,113
NetDragon Websoft Holdings, Ltd.	1,184,106	2,654,614
NetEase, Inc. - ADR	4,744	454,333
Sciplay Corp. - Class A (b)	183,323	2,539,024
Sea, Ltd. - ADR (a)(b)	2,271	452,043
Take-Two Interactive Software, Inc. (b)	14,706	3,055,760
Zynga, Inc. - Class A (a)(b)	315,699	3,115,949
Total Entertainment		31,342,663
Household Durables - 0.6%
Turtle Beach Corp. (a)(b)	38,559	830,946
Interactive Media & Services - 3.2%
Alphabet, Inc. - Class C (b)	907	1,588,955
JOYY, Inc. - ADR (a)	4,903	392,142
Momo, Inc. - ADR	30,129	420,601
SINA Corp. - ADR (a)(b)	9,577	405,873
Sohu.com, Ltd. - ADR (b)	22,920	365,345
Tencent Holdings, Ltd.	21,745	1,581,975
Total Interactive Media & Services		4,754,891
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)(b)	17,901	1,641,701
Intel Corp.	32,406	1,614,467
NVIDIA Corp.	3,084	1,610,465
Qualcomm, Inc.	2,780	423,505
Total Semiconductors & Semiconductor Equipment		5,290,138

Software - 3.8%
Cheetah Mobile, Inc. - ADR (a)	355,857	640,543
Kingsoft Corp., Ltd.	79,550	513,064
Microsoft Corp.	7,713	1,715,525
Unity Software, Inc. (a)(b)	18,248	2,800,520
Total Software		5,669,652
Specialty Retail - 2.1%
GameStop Corp. - Class A (a)(b)	164,900	3,106,716
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	13,441	1,783,486
Corsair Gaming, Inc. (a)(b)	73,228	2,652,318
Immersion Corp. (b)	90,016	1,016,281
Razer, Inc. (b)	7,547,047	2,316,941
Total Technology Hardware, Storage & Peripherals		7,769,026
Total United States		58,764,032
TOTAL COMMON STOCKS (Cost $104,897,099)		148,944,302

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.3%
ETFMG Sit Ultra Short ETF (e)	50,000	2,488,250
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	17,459,578	17,459,578
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $19,963,963)		19,947,828

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	874,479	874,479
TOTAL SHORT-TERM INVESTMENTS (Cost $874,479)		874,479

Total Investments (Cost $125,735,541) - 113.2%		169,766,609
Liabilities in Excess of Other Assets - (13.2)%		(19,813,619)
TOTAL NET ASSETS - 100.0%		$149,952,990

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	All or a portion of this security was out on loan as of December 31, 2020.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	As of December 31, 2020, the Fund had a significant portion of its assets in the Entertainment Industry.
(e)
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act.  A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2020 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at December 31, 2020	Dividends	Shares Held At December 31, 2020
ETFMG Sit Ultra Short ETF	$2,489,250	$-	$-	$-	$(1,000)	$2,488,250	$-	50,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

GAMR
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$148,944,302	$-	$-	$148,944,302
Short Term Investments	874,479	-	-	874,479
ETFMG Sit Ultra Short ETF**	2,488,250	-	-	2,488,250
Investments Purchased with Securities Lending Collateral*	-	-	-	17,459,578
Total Investments in Securities	$152,307,031	$-	$-	$169,766,609

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.